Taxes - Schedule of Changes in Net Deferred Income Tax Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Balance at the beginning of the period	$ (10,657)	$ (9,720)	$ (1,016)
Deferred tax provision for the period	(1,176)	(311)	(8,218)
Deferred tax income net recorded in share of the profit of equity accounted investees	(406)	165	(67)
Acquisition of subsidiaries	(382)	(316)	(367)
Unrealized (gain) on cash flow hedges	(391)	(445)	(83)
Exchange differences on translation of foreign operations	(2,121)	(1,762)	(1,472)
Remeasurements of the net defined benefit liability	(204)	543	131
Retained earnings of equity accounted investees	384	54	(38)
Cash flow hedges in foreign investments	425	310	(540)
Restatement effect of the period and beginning balances associated with hyperinflationary economies	953	438	1,689
Disposal of subsidiaries		387
Deconsolidation of subsidiaries			261
Balance at the end of the period	$ (13,575)	$ (10,657)	$ (9,720)